Schedule of investments
InvestEd 70 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Exchange-Traded Funds — 12.98%
iShares Core MSCI EAFE ETF	67,628	$ 4,700,822
iShares Core S&P 500 ETF	20,616	9,353,273
Total Exchange-Traded Funds (cost $11,604,455)		14,054,095

Affiliated Mutual Funds — 86.56%
Delaware Ivy Core Equity Fund Class R6	528,424	11,260,710
Delaware Ivy Corporate Bond Fund Class R6	375,845	2,183,660
Delaware Ivy Crossover Credit Fund Class R6	115,210	1,092,188
Delaware Ivy Emerging Markets Equity Fund Class R6	295,904	6,941,914
Delaware Ivy Global Bond Fund Class R6	85,140	814,785
Delaware Ivy Government Securities Fund Class R6	2,585,608	13,600,301
Delaware Ivy High Income Fund Class R6	40,519	272,691
Delaware Ivy International Core Equity Fund Class R6	443,795	8,565,253
Delaware Ivy International Small Cap Fund Class R6	170,372	2,008,681
Delaware Ivy International Value Fund Class R6	134,359	2,294,844
Delaware Ivy Large Cap Growth Fund Class R6	317,688	10,766,453
Delaware Ivy LaSalle Global Real Estate Fund Class R6	100,518	1,236,367
Delaware Ivy Limited-Term Bond Fund Class R6	561,624	5,958,832
Delaware Ivy Mid Cap Growth Fund Class R6	139,710	5,131,558
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	107,444	2,024,244
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	291,967	4,364,901
Delaware Ivy Securian Core Bond Fund Class R6	804,825	8,168,977
Delaware Ivy Small Cap Growth Fund Class R6	74,155	1,757,481
Delaware Ivy Value Fund Class R6	188,284	5,251,248
Total Affiliated Mutual Funds (cost $90,562,000)		93,695,088

Short-Term Investments — 0.48%
Money Market Mutual Fund — 0.48%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	522,378	522,378
Total Short-Term Investments (cost $522,378)		522,378
Total Value of Securities—100.02% (cost $102,688,833)		108,271,561

Liabilities Net of Receivables and Other Assets—(0.02%)		(20,775)
Net Assets Applicable to 8,852,690 Shares Outstanding—100.00%		$108,250,786
NQ-IV035 [3/22] 5/22 (2218053)    1

Schedule of investments
InvestEd 70 Portfolio (Unaudited)
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV035 [3/22] 5/22 (2218053)